Document and Entity Information	Dec. 05, 2019
Cover [Abstract]
Amendment Flag	true
Amendment Description	The purpose of the Current Report on Form 8-K/A is to amend the Current Report of Form 8-K of Univar Solutions Inc. (the “Company”), filed on December 6, 2019, which described the general terms of a purchase agreement (the “Purchase Agreement”) entered into between the Company and AEA Investors (the “Purchaser”). Pursuant to the Purchase Agreement, the Purchaser will pay a contract purchase price of $195 million, of which $190 million will be paid in cash and $5 million will be paid with a subordinated note, subject to certain adjustments set forth in the Purchase Agreement, including for cash, indebtedness, seller transaction expenses, and working capital at the closing of the sale of the Business (the “Transaction”). The Transaction was approved by the Company’s Board of Directors and is expected to close by the end of 2019 or early 2020, subject to the receipt of regulatory approvals and customary closing conditions.
Entity Central Index Key	0001494319
Document Type	8-K/A
Document Period End Date	Dec. 05, 2019
Entity Registrant Name	Univar Solutions Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37443
Entity Tax Identification Number	26-1251958
Entity Address, Address Line One	3075 Highland Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	331
Local Phone Number	777-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	UNVR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false